Other Interests in Consolidated Subsidiaries and Non-Controlling Interest - Changes in Company's Other Interests in Consolidated Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Other interests in consolidated subsidiaries, beginning of year	$ 32,445
Net income / (loss) attributable to other interests in consolidated subsidiaries	(6,453)	622
Other interests in consolidated subsidiaries, end of year	36,641	32,445
Interests in Consolidated Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Other interests in consolidated subsidiaries, beginning of year	32,445	32,434
Net income / (loss) attributable to other interests in consolidated subsidiaries	4,546	(622)
Adjustment to fair value of other interests in consolidated subsidiaries	2,240
(Distributions) / contributions from other interests in consolidated subsidiaries	(2,590)	633
Other interests in consolidated subsidiaries, end of year	$ 36,641	$ 32,445